Additional Financial Information	12 Months Ended
Jun. 30, 2014
Additional Financial Information

19. Additional Financial Information

Select additional financial information consists of the following:

At June 30	2014	2013
Prepaid Expenses
Prepaid Insurance	$6,924	$5,486
Other	2,695	2,220

	$9,619	$7,706

Other Current Assets
Fuel Tax Receivable	$1,249	$1,142
Accrued Revenue	3,696	698
Other	3,539	1,639

	$8,484	$3,479

At June 30	2014	2013
Accrued Expenses and Accounts Payable
Accrued Accounts Payable	$8,711	$5,111
Dividends Payable	14,255	10,765
Insurance	7,532	5,475
Wages and Benefits	6,237	5,809
Class B Shares	7,217	5,222
Taxes Payable	1,335	2,905
Other	3,395	4,126

	$48,682	$39,413